Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 11,233	$ 21,481
Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	11,233	21,481
Cost [Member] | Due Within One Year [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	11,205	21,477
Cost [Member] | Due After One Year Through Two Years [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	28	4
Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	11,233	21,481
Reported Value Measurement [Member] | Due Within One Year [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	11,205	21,477
Reported Value Measurement [Member] | Due After One Year Through Two Years [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 28	$ 4